BNY Mellon Insight Broad Opportunities Fund

Incorporated herein by reference is a supplement to the above-referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 6, 2018 (SEC Accession No. 0001635295-18-000042).